INCOME TAX EXPENSE (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income tax [Abstract]
Disclosure of Major Components of Tax Expense
Income tax expense for each of the years presented is as follows:

	Year ended December 31,
	2025	2024	2023

Current tax
Current tax	(139,695)	(322,832)	(578,902)
Recovery of income tax	552	—	13,429

Deferred tax (Note 20)
Deferred tax	221,834	(256,830)	102,431
Write-down of deferred tax assets	(427,835)	—	—
Recognition of previously unrecognized deferred tax assets (1)	—	25,438	128,634

Income tax expense	(345,144)	(554,224)	(334,408)
(1) For 2024 and 2023, it includes the recognition of previously unrecognized tax losses and temporary differences in Ternium Investments S.à r.l. and Ternium Brasil Ltda, respectively.

Schedule of Effective Income Tax Rate Reconciliation
Income tax expense for the years ended December 31, 2025, 2024 and 2023 differed from the amount computed by applying the statutory income tax rate in force in each country in which the company operates to pre-tax income as a result of the following:

	Year ended December 31,
	2025	2024	2023

Income before income tax	648,239	728,005	1,320,782

Income tax expense at statutory tax rate	(187,988)	(327,243)	(643,686)
Non taxable income	25,525	—	39,755
Non deductible expenses	—	(5,793)	—
Current tax expense related to Pillar II	(15,637)	(21,436)	—
Effect of currency translation on tax base (1)	304,263	(170,078)	180,582
Recognition of previously unrecognized deferred tax assets	—	25,438	128,634
Provision for tax losses	(44,024)	(55,112)	(53,122)
Write-down of deferred tax assets	(427,835)	—	—
Recovery of income tax	552	—	13,429

Income tax expense	(345,144)	(554,224)	(334,408)
(1) Ternium applies the liability method to recognize deferred income tax on temporary differences between the tax bases of assets and their carrying amounts in the financial statements. By application of this method, Ternium recognizes gains and losses on deferred income tax due to the effect of the change in the value on the tax basis in subsidiaries, which have a functional currency different to their local currency, mainly Mexico, Brazil, and Argentina.